Lines of Credit and Floor Plans - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Feb. 14, 2020
Line Of Credit Facility [Line Items]
Recognized interest expense	$ 6,100,000	$ 5,600,000	$ 17,700,000	$ 15,100,000
Amended and Restated Credit Agreement | JP Morgan Chase Bank | Floor Plans
Line Of Credit Facility [Line Items]
Floor plan financing facility	155,000,000		155,000,000		$ 85,000,000
Amended and Restated Credit Agreement | JP Morgan Chase Bank | Aggregate Indebtedness
Line Of Credit Facility [Line Items]
Floor plan financing facility					220,000,000
Maximum borrowing capacity	225,000,000		225,000,000
Recognized interest expense	500,000		1,800,000
Amended and Restated Credit Agreement | JP Morgan Chase Bank | Revolving Line of Credit
Line Of Credit Facility [Line Items]
Floor plan financing facility	300,000,000		300,000,000		110,000,000
First Lien Lender | Floor Plans
Line Of Credit Facility [Line Items]
Floor plan financing facility	40,000,000		40,000,000		$ 85,000,000
First Lien Lender | JP Morgan Chase Bank | Floor Plans
Line Of Credit Facility [Line Items]
Floor plan financing facility	30,700,000		30,700,000
Maximum borrowing capacity	$ 40,000,000		$ 40,000,000
Effective interest rate	2.90%		2.90%
First Lien Lender | JP Morgan Chase Bank | ABL Facility
Line Of Credit Facility [Line Items]
Floor plan financing facility	$ 140,500,000		$ 140,500,000
Maximum borrowing capacity	$ 300,000,000		$ 300,000,000
Effective interest rate	2.10%		2.10%
First Lien Lender | JP Morgan Chase Bank | Floor Plans and ABL Facility
Line Of Credit Facility [Line Items]
Floor plan financing facility	$ 295,500,000		$ 295,500,000
Maximum borrowing capacity	525,000,000		525,000,000
Debt issuance costs	1,600,000		$ 1,600,000
Original Equipment Manufacturer ("OEM") Captive Lenders and Suppliers | JP Morgan Chase Bank | Minimum
Line Of Credit Facility [Line Items]
Interest only or deferred payment period			5 months
Original Equipment Manufacturer ("OEM") Captive Lenders and Suppliers | JP Morgan Chase Bank | Maximum
Line Of Credit Facility [Line Items]
Interest only or deferred payment period			12 months
Original Equipment Manufacturer ("OEM") Captive Lenders and Suppliers | JP Morgan Chase Bank | Floor Plans
Line Of Credit Facility [Line Items]
Floor plan financing facility	124,300,000		$ 124,300,000
Original Equipment Manufacturer ("OEM") Captive Lenders and Suppliers | JP Morgan Chase Bank | Floor Plans | Minimum
Line Of Credit Facility [Line Items]
Maximum borrowing capacity	$ 10,000,000		$ 10,000,000
Effective interest rate	3.00%		3.00%
Original Equipment Manufacturer ("OEM") Captive Lenders and Suppliers | JP Morgan Chase Bank | Floor Plans | Maximum
Line Of Credit Facility [Line Items]
Maximum borrowing capacity	$ 82,000,000		$ 82,000,000
Effective interest rate	4.20%		4.20%